Biotricity, Inc. - Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
		Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Income Statement
Revenue
Expenses:
General and administrative expenses	[1]	1,041,275	1,253,669	1,155,016	335,086	2,129,474	1,689,454		4,803,918	3,883,076	2,882,425	3,986,550
Research and development expenses		413,624	292,572	248,048	241,534	728,734	514,418		1,138,252	1,089,472	1,017,793	1,143,453
Total Operating Expenses		1,454,899	1,546,241	1,403,064	576,620	2,858,208	2,203,872		5,942,170	4,972,548	3,900,218	5,130,003
Accretion expense	[1]		276,375	473,552	73,572	879,416	594,083		1,177,674	974,871	133,447	59,875
Change in fair value of derivative liabilities	[1]		(25,006)	465,832	618,959	20,588	589,100		689,447	1,333,412	614,933	(4,026)
Net loss before income taxes		(1,454,899)	(1,797,610)	(2,342,448)	(1,269,151)	(3,758,212)	(3,387,055)		(7,809,291)	(7,280,831)	(4,648,598)	(5,185,852)
Income taxes
Net loss		(1,454,899)	(1,797,610)	(2,342,448)	(1,269,151)	(3,758,212)	(3,387,055)	$ (6,011,680)	(7,809,291)	(7,280,831)	(4,648,598)	(5,185,852)
Translation adjustment		(83,858)	(148,807)	(80,101)	(61,518)	(170,348)	(209,692)	$ (184,924)	(333,863)	(246,575)	(107,725)	(35,313)
Comprehensive loss		$ (1,538,757)	$ (1,946,417)	$ (2,422,549)	$ (1,330,669)	$ (3,928,560)	$ (3,596,747)		$ (8,143,154)	$ (7,527,406)	$ (4,756,323)	$ (5,221,165)
Loss per share, basic and diluted		$ (0.048)	$ (0.07)	$ (0.090)	$ (0.05)	$ (0.127)	$ (0.134)		$ (0.31)	$ (0.29)	$ (0.19)	$ (0.24)
Weighted average number of common shares outstanding		30,590,667	26,440,190	25,542,107	24,999,978	29,529,534	25,228,725		25,866,328	25,813,228	24,999,978	21,852,834

[1]	See Notes to Financials